Share Based Payment - Summary of Stock Option and SARs Activity under 2023 Plan (Details)		12 Months Ended
		Dec. 31, 2025 shares SFr / shares	Dec. 31, 2024 shares SFr / shares	Dec. 31, 2023 shares SFr / shares		Dec. 31, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Outstanding beginning balance | shares	[1]	4,687,054	3,466,210	1,762,949
Number of Options, Granted | shares	[1]	1,227,131	1,811,122	1,614,000	[2]
Number of SARs, Granted | shares	[1]			134,765
Number of Options, Earnout Option Granted | shares	[1]			369,737
Number of Options, Forfeited | shares	[1],[3]	(387,146)	(288,767)	(302,299)	[2]
Number of Options, Exercised | shares	[1],[3]	(363,093)	(301,511)	(112,942)
Number of Options, Outstanding ending balance | shares	[1]	5,163,946	4,687,054	3,466,210
Number of Options, Exercisable | shares	[1]	2,661,095	1,935,101	1,164,513
Weighted Average Exercise Price, Outstanding beginning balance | SFr / shares	[1]	SFr 6.82	SFr 4.5	SFr 2.39
Weighted Average Exercise Price, Granted | SFr / shares	[1]	15.28	10.24	7.49	[2]
Weighted Average Exercise Price of SARs, Granted | SFr / shares	[1]			7.27
Weighted Average Exercise Price, Earnout Option Granted | SFr / shares	[1]			0.01
Weighted Average Exercise Price, Forfeited | SFr / shares	[1],[3]	10.53	4.38	2.62	[2]
Weighted Average Exercise Price, Exercised | SFr / shares	[1],[3]	5.19	3.17	2.43
Weighted Average Exercise Price, Outstanding ending balance | SFr / shares	[1]	8.32	6.82	4.5
Weighted Average Exercise Price, Exercisable | SFr / shares	[1]	SFr 5.27	SFr 4.34	SFr 2.21
Granted shares expiration period		2035	2034	2033	[2]
Granted SARs expiration period				2033
Earnout options granted expiration period				2028
Forfeited shares expiration period	[2],[3]			2033
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Outstanding shares expiration period		2035	2034	2033		2031
Forfeited shares expiration period	[3]	2035	2034
Exercised shares expiration period	[3]	2034	2033	2032
Exercisable shares expiration period		2035	2034	2033
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Outstanding shares expiration period		2028	2028	2027		2027
Forfeited shares expiration period	[3]	2028	2028
Exercised shares expiration period	[3]	2028	2027	2028
Exercisable shares expiration period		2028	2028	2028

[1]	Retroactive application of the recapitalization effect due to the BCA for activity prior to March 2, 2023, an Exchange Ratio of 1.1432 was applied to the number of options and the weighted average exercise price was divided by the same exchange ratio.
[2]	Pursuant to the BCA, all outstanding and unexercised options to purchase Legacy Oculis ordinary shares were assumed by Oculis and each option was replaced by an option to purchase ordinary shares of Oculis (the “Converted Options”). The exchange of Legacy Oculis 2018 Plan options for converted 2023 Plan options is not reflected in the table above. Refer to Note 5 - Financing Activities for further details.
[3]	Forfeited amount includes earnout options forfeited during the years ended December 31, 2025, 2024, and 2023. No SARs have been exercised or forfeited during the years ended December 31, 2025, 2024, and 2023.